Income taxes	6 Months Ended
Jun. 30, 2011
Income taxes
Income taxes

6      Income taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries.  For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	(Unaudited)
	Three-month period ended									Six-month period ended
	June 30, 2011			March 31, 2011			June 30, 2010			June 30, 2011			June 30, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	7,303	1,092	8,395	4,518	3,353	7,871	3,407	732	4,139	11,821	4,445	16,266	3,627	1,897	5,524
Exchange variation (not taxable) or not deductible	—	71	71	—	47	47	—	(184)	(184)	—	118	118	—	(600)	(600)
	7,303	1,163	8,466	4,518	3,400	7,918	3,407	548	3,955	11,821	4,563	16,384	3,627	1,297	4,924

Tax at Brazilian composite rate	(2,483)	(395)	(2,878)	(1,536)	(1,156)	(2,692)	(1,158)	(187)	(1,345)	(4,019)	(1,551)	(5,570)	(1,233)	(441)	(1,674)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	258	—	258	436	—	436	209	—	209	694	—	694	418	—	418
Difference on tax rates of foreign income	—	219	219	—	748	748	—	239	239	—	967	967	—	563	563
Tax incentives	192	—	192	171	—	171	212	—	212	363	—	363	229	—	229
Reversal of deferred income tax	—	(141)	(141)	—	—	—	—	—	—	—	(141)	(141)	—	—	—
Other non-taxable, income/non deductible expenses	(63)	6	(57)	13	(53)	(40)	(25)	49	24	(50)	(47)	(97)	(29)	71	42
Income tax per consolidated statements of income	(2,096)	(311)	(2,407)	(916)	(461)	(1,377)	(762)	101	(661)	(3,012)	(772)	(3,784)	(615)	193	(422)

Vale and some subsidiaries in Brazil were granted with tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general, such tax incentives expire in 2018. Part of the northern railroad and iron ore operations have been granted with tax incentives for a period of 10 years starting from 2009. The tax savings must be registered in a special capital (profit) reserve in the net equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that enjoy the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia - SUDAM and Superintendência de Desenvolvimento do Nordeste - SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

We also have income tax incentives related to our Goro project under development in New Caledonia (“The Goro Project”). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieves a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.

We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.

Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

On January 1, 2007, Company adopted the provision accounting for Uncertainty in Income Taxes.

The reconciliation of the beginning and ending amounts is as follows: (see note 16(b)) tax — related actions)

	(Unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Beginning of the period	2,623	2,555	409	2,555	396
Increase resulting from tax positions taken	1,065	9	—	1,074	4
Decrease resulting from tax positions taken (a)	(3,315)	(2)	(25)	(3,317)	(25)
Cumulative translation adjustments	(1)	61	(15)	60	(6)
End of the period	372	2,623	369	372	369

(a) In July 2011, as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido). we transferred the provision already recognized to current liabilities.